Loss from operations (Tables)	9 Months Ended
Dec. 31, 2021
Parent [member]
Statements [Line Items]
Summary of Loss from Operations is Derived

2021
€
SEC Listing Transaction Charges	1,332,175
Other administrative costs	95,795

1,427,970